Basis of preparation and changes to the Company's accounting policies - Functional and reporting currency (Details) - SFr / $	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.807	0.909	0.807	0.909	0.912
Average foreign exchange rate	0.837	0.914	0.873	0.898	0.889